Debt	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Debt	Debt classified within current liabilities included short-term borrowings from banks and other financing with an original maturity date falling within twelve months, as well as the current portion of long-term debt. Debt classified within non-current liabilities included borrowings from banks and other financing with maturity dates greater than twelve months (long-term debt), net of the current portion.
The following table summarizes the FCA Group's current and non-current Debt by maturity date (amounts include accrued interest):

	At December 31,
	2020					2019
	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non-current)	Total Debt	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non-current)	Total Debt
	(€ million)
Notes	€1,131	€5,073	€2,250	€7,323	€8,454	€1,450	€4,942	—	€4,942	€6,392
Borrowings from banks	1,842	8,288	40	8,328	10,170	2,097	1,511	88	1,599	3,696
Asset-backed financing (Note 15)	41	—	—	—	41	151	—	—	—	151
Lease liabilities	355	664	674	1,338	1,693	360	705	575	1,280	1,640
Other debt(1)	712	46	1	47	759	818	204	—	204	1,022
Total Debt	€4,081	€14,071	€2,965	€17,036	€21,117	€4,876	€7,362	€663	€8,025	€12,901
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(1) Debt at December 31, 2020, excludes €74 million of debt included within Liabilities held for sale. Refer to Note 3, Scope of consolidation.
Notes
The following table summarizes the notes outstanding at December 31, 2020 and 2019:

					At December 31,
	Currency	Face value of outstanding notes (million)	Coupon %	Maturity	2020	2019
Medium Term Note Programme:					(€ million)
Fiat Chrysler Finance Europe SENC(1)	EUR	1,000	4.750	March 22, 2021	1,000	1,000
Fiat Chrysler Finance Europe SENC(1)	EUR	1,350	4.750	July 15, 2022	1,350	1,350
FCA NV(1)	EUR	1,250	3.375	July 7, 2023	1,250	—
FCA NV(1)	EUR	1,250	3.750	March 29, 2024	1,250	1,250
FCA NV(1)	EUR	1,250	3.875	January 5, 2026	1,250	—
FCA NV(1)	EUR	1,000	4.500	July 7, 2028	1,000	—
Other(2)	EUR	7			7	7
Total Medium Term Note Programme					7,107	3,607

Other Notes:
FCA NV(1)	U.S.$	1,500	4.500	April 15, 2020	—	1,335
FCA NV(1)	U.S.$	1,500	5.250	April 15, 2023	1,223	1,335
Total Other Notes					1,223	2,670
Hedging effect, accrued interest and amortized cost valuation					124	115
Total Notes					€8,454	€6,392
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(1) Listing on the Irish Stock Exchange was obtained.
(2) Medium Term Notes with amounts outstanding equal to or less than the equivalent of €50 million.
Notes Issued Through the Medium Term Note Programme
Certain notes issued by the FCA Group were governed by the terms and conditions of the Medium Term Note (“MTN”) Programme (previously known as the Global Medium Term Note Programme, or “GMTN” Programme). A maximum of €20 billion may be used under this programme, of which notes of €7,107 million were outstanding at December 31, 2020 (€3,607 million at December 31, 2019). Notes under the MTN Programme are issued, or otherwise guaranteed, by FCA NV. From time to time, FCA may buy back notes in the market that have been issued. Such buybacks, if made, depend upon market conditions, the Group's financial situation and other factors which could affect such decisions.
Changes in notes issued under the MTN Programme during the year ended December 31, 2020 were due to the issuance in July 2020 of Notes with principal amount totaling €3,500 million.
On July 1, 2020, FCA confirmed pricing of an offering of €3.5 billion of notes under the Medium Term Note Programme, with settlement on July 7, 2020. The offering comprised (i) €1.25 billion in principal amount of 3.375% notes due July 2023, (ii) €1.25 billion in principal amount of 3.875% notes due January 2026, and (iii) €1.0 billion in principal amount of 4.500% notes due July 2028, each at an issue price of 100% of the applicable principal amount. The issuance replaced in full the €3.5 billion Bridge Credit Facility, which was previously fully undrawn and was fully cancelled on July 7, 2020, in connection with the settlement of the notes offering.
Changes in notes issued under the MTN Programme during the year ended December 31, 2019 were due to the repayment at maturity:
•in September 2019 of a note with a principal amount of CHF 250 million; and
•in October 2019 of a note with a principal amount of €1,250 million.
Notes issued under the MTN Programme imposed covenants on the issuer and, in certain cases, on FCA NV as guarantor, which include: (i) negative pledge clauses which require that in the case that any security interest upon assets of the issuer and/or FCA NV is granted in connection with other notes or debt securities having the same ranking, such a security should be equally and ratably extended to the outstanding notes; (ii) pari passu clauses, under which the notes rank and will rank pari passu with all other present and future unsubordinated and unsecured obligations of the issuer and/or FCA NV; (iii) periodic disclosure obligations; (iv) cross-default clauses which require immediate repayment of the notes under certain events of default on other financial instruments issued by FCA's main entities; and (v) other clauses that are generally applicable to securities of a similar type. A breach of these covenants may require the early repayment of the notes. As of December 31, 2020, FCA was in compliance with the covenants under the MTN Programme.
Other Notes
In 2015, FCA NV issued U.S.$1.5 billion (€1.4 billion) principal amount of 4.5 percent unsecured senior debt securities due April 15, 2020 (the “2020 Notes”) and U.S.$1.5 billion (€1.4 billion) principal amount of 5.25 percent unsecured senior debt securities due April 15, 2023 (the “2023 Notes”) at an issue price of 100 percent of their principal amount. The 2020 Notes and the 2023 Notes, collectively referred to as the “Notes”, rank pari passu in right of payment with respect to all of FCA NV's existing and future senior unsecured indebtedness and senior in right of payment to any of FCA NV's future subordinated indebtedness and existing indebtedness, which is by its terms subordinated in right of payment to the Notes. Interest on the 2023 Notes is payable semi-annually in April and October.
On April 15, 2020, the FCA NV repaid in full at maturity U.S.$1.5 billion of the 4.5 percent unsecured notes issued in April 2015.
The Notes imposed covenants on FCA NV including: (i) negative pledge clauses which require that in the case that any security interest upon assets of FCA NV is granted in connection with other notes or debt securities having the same ranking, such a security should be equally and ratably extended to the outstanding Notes; (ii) pari passu clauses, under which the Notes rank and will rank pari passu with all other present and future unsubordinated and unsecured obligations of FCA NV; (iii) periodic disclosure obligations; (iv) cross-default clauses which require immediate repayment of the Notes under certain events of default on other financial instruments issued by FCA’s main entities; and (v) other clauses that are generally applicable to securities of a similar type. A breach of these covenants may require the early repayment of the Notes. As of December 31, 2020, FCA was in compliance with the covenants of the Notes.
Borrowings from banks
European Investment Bank Borrowings
FCA had financing agreements with the European Investment Bank (“EIB”) for a total of €1.2 billion outstanding at December 31, 2020 (€0.4 billion outstanding at December 31, 2019), which included the residual debt due under the following facilities:
•€500 million (amortizing in installments up to June 2021), entered into in May 2011 (guaranteed by SACE and the Serbian Authorities) for an investment program relating to the modernization and expansion of production capacity of an automotive plant in Serbia; and
•€420 million (maturing in June 2022), entered into in June 2018 to support research and development projects to be implemented by FCA during the period 2018-2020.
On March 18, 2020, FCA announced that it entered into an agreement for a €300 million five-year loan with the European Investment Bank (“EIB”) to support specific investments to be implemented by FCA through 2021. The investments are primarily to support the manufacturing deployment of the advanced vehicle powertrain electrification technologies and, in particular, the setup of production lines for the manufacturing of PHEV vehicles at FCA’s production plant in Melfi (Italy) and the manufacturing of battery electric vehicles (“BEV”) at the production plant in Mirafiori (Italy). The loan was fully drawn on March 26, 2020.
On September 18, 2020, FCA announced that it entered into an agreement for a €485 million five-year loan with the EIB to support production of PHEVs at the Pomigliano plant in Campania (Italy). The additional borrowings also support research, development and innovation for electrification, connectivity and self-driving technologies mainly conducted at FCA's laboratories in Turin (Italy). The loan was fully drawn on September 30, 2020.
Brazil
FCA’s Brazilian subsidiaries have access to various local bank facilities in order to fund investments and operations. Total debt outstanding under those facilities amounted to a principal amount of €1.3 billion at December 31, 2020 (€1.8 billion at December 31, 2019). The loans primarily include subsidized loans granted by public financing institutions, such as Banco Nacional do Desenvolvimento (“BNDES”), with the aim to support industrial projects in certain areas. This provided the FCA Group with the opportunity to fund large investments in Brazil with loans of sizeable amounts at attractive rates. At December 31, 2020, outstanding subsidized loans amounted to €0.6 billion (€1.1 billion at December 31, 2019), of which approximately €0.4 billion (€0.8 billion at December 31, 2019) related to the construction of the plant in Pernambuco (Brazil), which was supported by subsidized credit lines totaling Brazilian Real (“BRL”) 6.5 billion (€1.5 billion). Approximately €0.1 billion (€0.1 billion at December 31, 2019) of committed credit lines contracted to fund scheduled investments in the area were undrawn at December 31, 2020.
Incremental Bridge Credit Facility
On March 26, 2020, FCA announced that it had entered into a new €3.5 billion credit facility (the “Bridge Credit Facility”). The Bridge Credit Facility, initially entered into with two banks and then successfully syndicated to thirteen banks, including the two original underwriting banks, was available for general corporate purposes and for working capital needs of the group and was structured as a bridge facility to capital markets. On July 7, 2020, the Bridge Credit Facility was cancelled. Refer to Notes Issued Through the Medium Term Note Programme above for further information.
Intesa Sanpaolo Credit Facility
On June 24, 2020, FCA Italy S.p.A., a wholly-owned subsidiary of Fiat Chrysler Automobiles N.V., and other Italian companies in the FCA Group entered into a facility agreement with Intesa Sanpaolo for borrowings of up to €6.3 billion to finance FCA’s activities in Italy. The facility is unsecured and guaranteed by FCA N.V., subsequently Stellantis N.V., and will mature in March 2023, amortizing in five equal quarterly installments with the first such installment due on March 31, 2022. SACE (Italy’s export credit agency) will guarantee 80 percent of the borrowings under that facility pursuant to the recently enacted Italian Liquidity Decree. The facility and borrowings under the facility are at interest rates within a range that could be obtained in the market.
The covenants of the credit facility include financial covenants which apply under certain conditions, as well as negative pledge, pari passu, cross-default and change of control clauses. Failure to comply with these covenants, and in certain cases if not suitably remedied, can lead to the requirement of early repayment of any outstanding amounts.
In connection with SACE’s guarantee, the FCA Group provided the following industrial commitments applicable while any loans are outstanding under the facility: (i) to continue to carry out certain Italian investment projects currently underway and previously announced; (ii) not to delocalize outside Italy production of vehicles under such investment projects; and (iii) to pursue the goal of reducing temporary layoffs for employees engaged under such investment projects in Italy to nil by the end of 2023, each with agreed milestones for implementation. If the industrial commitments previously described are not implemented by the agreed milestones, the FCA Group, subsequently the Stellantis Group, may at its option: (i) implement those industrial commitments within an additional six-month period following the milestones; (ii) negotiate and agree alternative milestones and/or commitments with the Italian government; or (iii) repay the loan at any time within 18 months (including a 6 months negotiation period) from the point of non-compliance.
In addition, while loans under the facility are outstanding, FCA N.V. has committed not to approve or pay dividends or other shareholder distributions in the 2020 calendar year (except dividends related to the merger with Peugeot S.A.), and the Italian subsidiaries of the FCA Group have committed not to distribute dividends or to make other shareholder distributions until May 26, 2021.
During the year ended December 31, 2020, €6.3 billion of the facility was drawn down.
Revolving Credit Facilities
On March 26, 2020, the tenor of the three-year Tranche A of FCA’s €6.25 billion revolving credit facility (as amended, the “RCF”), for €3.125 billion, was extended by one year to April 27, 2023, with the Tranche B maturity unchanged at March 2024. On April 21, 2020, FCA announced that, in light of the continuing uncertainty relating to the impacts of COVID-19, it had drawn down its €6.25 billion revolving credit facility originally signed in June 2015 and last amended in March 2019. The €6.25 billion draw down was subsequently repaid by December 31, 2020, with the RCF being fully available as of December 31, 2020.
In March 2019, the FCA Group amended its syndicated revolving credit facility originally signed in June 2015 and previously amended in March 2017 and March 2018. The amendment extended the RCF’s final maturity to March 2024. The RCF is available for general corporate purposes and for the working capital needs of the FCA Group and is structured in two tranches: €3.125 billion, with a 37-month tenor and two extension options of 1-year and of 11-months exercisable on the first and second anniversary of the amendment signing date, respectively, and €3.125 billion, with a 60-month tenor. This amendment was accounted for as a debt modification and, as a result, the new costs associated with the March 2019 amendment as well as the remaining unamortized debt issuance costs related to the original €5.0 billion RCF and the previous March 2017 and March 2018 amendments are amortized over the life of the amended RCF.
The covenants of the RCF include financial covenants as well as negative pledge, pari passu, cross-default and change of control clauses. Failure to comply with these covenants, and in certain cases if not suitably remedied, can lead to the requirement of early repayment of any outstanding amounts. As of December 31, 2020, FCA was in compliance with the covenants of the RCF.
At December 31, 2020, undrawn committed credit lines totaling €7.3 billion, including the €6.25 billion RCF and approximately €1.1 billion of other revolving lines of credit. At December 31, 2019, undrawn committed credit lines totaling €7.6 billion included the €6.25 billion RCF and approximately €1.3 billion of other revolving credit facilities.
Mexico Bank Loan
FCA Mexico, S.A. de C.V. (“FCA Mexico”), FCA’s principal operating subsidiary in Mexico, had a non-revolving loan agreement (“Mexico Bank Loan”) maturing on March 20, 2022 and bears interest at one-month LIBOR plus 3.35 percent per annum. At December 31, 2020, the Mexico Bank Loan had an outstanding balance of €0.2 billion (€0.2 billion at December 31, 2019). As of December 31, 2020, FCA could prepay all or any portion of the loan without premium or penalty. The Mexico Bank Loan requires FCA Mexico to maintain certain fixed assets as collateral and comply with certain covenants, including, but not limited to, financial maintenance covenants, limitations on liens, incurrence of debt and asset sales. As of December 31, 2020, FCA Mexico was in compliance with the covenants under the Mexico Bank Loan.
Asset-backed financing
Asset-backed financing represented the amount of financing received through factoring transactions which do not meet the IFRS 9 derecognition requirements and are recognized with assets of the same amount of €41 million at December 31, 2020 (€151 million at December 31, 2019) within Trade and other receivables in the Consolidated Statement of Financial Position (Note 15, Trade, other receivables and tax receivables).
Other debt
Other debt also includes funds raised from financial services companies, primarily in Latin America, and deposits from dealers in Brazil and China.
Lease liabilities
The following table summarizes the FCA Group's current and non-current lease liabilities:
Lease liabilities included in the Statement of Financial Position

	At December 31,
	2020	2019
	(€ million)
Long-term debt (non-current)	€1,338	€1,280
Short-term debt and current portion of long-term debt (current)	€355	€360
Maturity analysis - contractual undiscounted cash flows

At December 31, 2020
(€ million)
Due within one year	€419
Due between one and five years	868
Due beyond five years	993
Total undiscounted lease liabilities	€2,280
In addition, FCA entered into commitments relating to leases not yet commenced of €171 million, of which the most significant related to the investments in manufacturing facilities in Michigan, USA. In addition to the above, FCA entered into non-cancellable short term leases, which have not been classified as lease liabilities, of €18 million which is expected to be settled within the next 12 months.
Debt secured by assets
At December 31, 2020, debt secured by assets of the FCA Group amounted to €464 million (€674 million at December 31, 2019), excluding the Lease liabilities as described above, mainly related to subsidized financing in Latin America, Mexico and India.
The total carrying amount of assets acting as security for loans for the FCA Group amounted to €1,108 million, excluding the Right-of-use assets as described in Note 11, Property, plant and equipment, at December 31, 2020 (€1,637 million at December 31, 2019).